Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.8%
51,726	iShares 0-5 Year High Yield Corporate Bond ETF	$2,115,076
91,679	iShares Broad USD High Yield Corporate Bond ETF	3,165,676
42,871	iShares iBoxx High Yield Corporate Bond ETF	3,156,592
42,878	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	2,136,182
23,349	SPDR Bloomberg High Yield Bond ETF	2,101,410
87,060	SPDR Bloomberg Short Term High Yield Bond ETF	2,110,334
72,616	SPDR Portfolio Short Term Corporate Bond ETF	2,133,458
124,758	Xtrackers USD High Yield Corporate Bond ETF	4,205,592
	TOTAL INVESTMENT COMPANIES (Cost $21,463,182)	21,124,320

MONEY MARKET FUNDS - 0.3%
69,520	First American Government Obligations Fund - Class X, 4.08% (a)	69,520
	TOTAL MONEY MARKET FUNDS (Cost $69,520)	69,520

	TOTAL INVESTMENTS (Cost $21,532,702) - 100.1%	21,193,840
	Other Liabilities in Excess of Assets - (0.1%)	(16,557)
	TOTAL NET ASSETS - 100.0%	$21,177,283

Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day effective yield.

MerlynAI SectorSurfer Momentum ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.6%
171,873	iShares 0-5 Year High Yield Corporate Bond ETF	$7,027,887
152,219	iShares Broad USD High Yield Corporate Bond ETF	5,256,122
71,176	iShares iBoxx High Yield Corporate Bond ETF	5,240,689
58,188	SPDR Bloomberg High Yield Bond ETF	5,236,920
289,298	SPDR Bloomberg Short Term High Yield Bond ETF	7,012,584
155,379	Xtrackers USD High Yield Corporate Bond ETF	5,237,826
	TOTAL INVESTMENT COMPANIES (Cost $35,696,568)	35,012,028

MONEY MARKET FUNDS - 0.8%
285,150	First American Government Obligations Fund - Class X, 4.08% (a)	285,150
	TOTAL MONEY MARKET FUNDS (Cost $285,150)	285,150

	TOTAL INVESTMENTS (Cost $35,981,718) - 100.4%	35,297,178
	Other Liabilities in Excess of Assets - (0.4%)	(157,914)
	TOTAL NET ASSETS - 100.0%	$35,139,264

Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day effective yield.

MERLYN.AI ETFs

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, the Funds did not hold any securities valued by an investment committee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MERLYN.AI ETFs

The following is a summary of the fair value classification of each Fund’s investments as of December 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$21,124,320	$-	$-	$21,124,320
Money Market Funds	69,520	-	-	69,520
Total Investments in Securities	$21,193,840	$-	$-	$21,193,840

Merlyn.AI SectorSurfer Momentum ETF
Assets*
Investment Companies	$35,012,028	$-	$-	$35,012,028
Money Market Funds	285,150	-	-	285,150
Total Investments in Securities	$35,297,178	$-	$-	$35,297,178

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended December 31, 2022, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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